UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June  30, 2002
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      High Rise Capital Management, L.P.
           --------------------------------------------------
Address:   535 Madison Avenue  26th Floor
           --------------------------------------------------
           New York, NY  10022
           --------------------------------------------------

           --------------------------------------------------
Form 13F File Number:      028-06739
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David P. O'Connor
           --------------------------------------------------
Title:     President
           --------------------------------------------------
Phone:     212-421-7548
           --------------------------------------------------

Signature, Place, and Date of Signing:

         /s/ David P. O'connor          New York, New York         08/09/02
       ------------------------   ------------------------------  ----------







Report Type (Check only one.):

[   )  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ) 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ X ) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)














































Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
                                               -------------

Form 13F Information Table Entry Total:            26
                                               -------------

Form 13F Information Table Value Total:           $229,914
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


            028-01681	White Mountain Insurance Group, LTD
            ---------   -----------------------------------





















                                                  Form 13F INFORMATION TABLE


              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
ARCHSTONE SMITH TR                COM           039583109   20,364    762,700         SOLE           0      762,700    0     0
-----------------------------------------------------------------------------------------------------------------------------------
ARDEN RLTY INC                    COM           039793104   15,815    555,900         SOLE           0      555,900    0     0
-----------------------------------------------------------------------------------------------------------------------------------
AVALONBAY CMNTYS INC              COM           053484101   14,173    303,500         SOLE           0      303,500    0     0
-----------------------------------------------------------------------------------------------------------------------------------
BOSTON PROPERTIES INC             COM           101121101    6,640    166,200         SOLE           0      166,200    0     0
-----------------------------------------------------------------------------------------------------------------------------------
POST PROPERTIES  INC              COM           737464107    2,588     85,812         SOLE           0       85,812    0     0
----------------------------------------------------------------------------------------------------------------------------------
EQUITY OFFICE PROPERTIES TRU      COM           294741103   18,044    599,476         SOLE           0      599,476    0     0
-----------------------------------------------------------------------------------------------------------------------------------
GABLES RESIDENTIAL TR             SH BEN INT    362418105   14,231    445,700         SOLE           0      445,700    0     0
-----------------------------------------------------------------------------------------------------------------------------------
MACK CALI RLTY CORP               COM           554489104   15,361    437,000         SOLE           0      437,000    0     0
-----------------------------------------------------------------------------------------------------------------------------------
PROLOGIS TR                       SH BEN INT    743410102   20,672    795,129         SOLE           0      795,129    0     0
-----------------------------------------------------------------------------------------------------------------------------------
RECKSON ASSOCS RLTY CORP          COM           75621K106   24,016    964,500         SOLE           0      964,500    0     0
-----------------------------------------------------------------------------------------------------------------------------------
PUBLIC STORAGE                    COM           74460D109    4,236    114,176         SOLE           0      114,176    0     0
-----------------------------------------------------------------------------------------------------------------------------------
SHURGARD STORAGE CENTERS INCCL A  COM           82567D104   24,055    693,237         SOLE           0      693,237    0     0
-----------------------------------------------------------------------------------------------------------------------------------
SUMMIT PPTYS INC                  COM           866239106   22,470    962,300         SOLE           0      962,300    0     0
-----------------------------------------------------------------------------------------------------------------------------------
VORNADO RLTY TR                   SH BEN INT    929042109   11,731    253,910         SOLE           0      253,910    0     0
-----------------------------------------------------------------------------------------------------------------------------------
ALEXANDERS INC                    COM           014752109    2,865     37,300         SOLE           0       37,300    0     0
-----------------------------------------------------------------------------------------------------------------------------------
ATLANTIC RLTY TR                  SH BEN INT    048798102      646     70,900         SOLE           0       70,900    0     0
-----------------------------------------------------------------------------------------------------------------------------------
BOCA RESORTS INC                  CL A          09688T106      596     45,000         SOLE           0       45,000    0     0
-----------------------------------------------------------------------------------------------------------------------------------
EQUITY INNS INC                   COM           294703103    1,302    161,700         SOLE           0      161,700    0     0
-----------------------------------------------------------------------------------------------------------------------------------
FAIRMONT HOTELS & RESORTS INC     COM           305204109      516     20,000         SOLE           0       20,000    0     0
-----------------------------------------------------------------------------------------------------------------------------------
RECKSON ASSOCS RLTY CORP          CL B          75621K304      893     35,000         SOLE           0       35,000    0     0
-----------------------------------------------------------------------------------------------------------------------------------
INTERSTATE HOTELS CORP.           COM           46088R108    1,524    418,800         SOLE           0      418,800    0     0
-----------------------------------------------------------------------------------------------------------------------------------
MERISTAR HOTELS & RSTS.INC        COM           589988104      350    388,900         SOLE           0      388,900    0     0
-----------------------------------------------------------------------------------------------------------------------------------
STRATUS PROPERTIES,INC.           COM           863167201       98     10,400         SOLE           0       10,400    0     0
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN FIRST MTG. Inv. INC      COM           023934102      394     40,000         SOLE           0       40,000    0     0
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN LAND LEASE INC.          COM           027118108    1,350     88,537         SOLE           0       88,537    0     0
----------------------------------------------------------------------------------------------------------- -----------------------
TAUBAN CENTERS INC.               COM           876664103    4,984    326,800         SOLE           0      326,800    0     0
-----------------------------------------------------------------------------------------------------------------------------------



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